Property and Equipment, Net - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property and Equipment, Net
Depreciation expense	¥ 98,452	¥ 105,432	¥ 92,282